Shareholder Report, Average Annual Return (Details) 196216_Oaktree Emerging Markets Equity Fund_Class I_TSR SemiAnnual {Class I}	6 Months Ended	12 Months Ended	60 Months Ended	61 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent		39.09%	5.74%	5.44%
MSCI Emerging Markets Net Total Return (USD) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Net Total Return (USD) Index
Average Annual Return, Percent		43.51%	7.20%	7.01%